Note 15 - Income taxes: Schedule of Income before Income Tax, Domestic and Foreign (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Income before Income Tax, Domestic and Foreign
	For the Years Ended December 31,
	2024	2023

Singapore	$1,163,910	$2,679,481
PRC	(1,297,001)	(1,384,839)
Cayman	(160,544)	-
Total (loss) income before income taxes	$(293,635)	$1,294,642